Acquisition of Alpha Mind	12 Months Ended
Sep. 30, 2024
Acquisition of Alpha Mind [Abstract]
ACQUISITION OF ALPHA MIND
4.	ACQUISITION OF ALPHA MIND

On December 28, 2023, the Company completed the acquisition of 100% of the issued and outstanding shares of Alpha Mind, at a total consideration of $180,000 (equivalent to RMB 1,299,654). The purchase price is payable in the form of promissory note. The Notes have a maturity of 90 days from the closing date, an interest rate at an annual rate to 3% per annum and will be secured by all of the issued and outstanding equity of Alpha Mind and all of the assets of Alpha Mind, including its consolidated entities. On December 28, 2023, the Company issued Notes of $153,000 (equivalent to RMB 1,104,706) and $27,000 (equivalent to RMB 194,948), respectively, to MMTEC, Inc. and Burgeon Capital, Inc. On June 6, 2024, the Company and Burgeon Capital Inc agreed to settle all outstanding principal amount and accrued interest under the Note with a total amount of US$27,342 by issuance of Class A ordinary shares. In December 31, 2024, the Company and MMTEC agreed to extend the maturity date of the Notes to June 30, 2025.

The Company has allocated the purchase price of Alpha Mind based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by FASB. The Company used carrying amount of assets and liabilities as fair value, which approximate the fair value. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in other operating expenses. The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Alpha Mind based on a valuation performed by an independent valuation firm engaged by the Company.

December 28, 2023
RMB
Net tangible assets (1)	15,436
Goodwill (2)	1,284,218
Total purchase consideration(3)	1,299,654

(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on December 28, 2023.

As of December 28, 2023
RMB
ASSETS
Current assets
Cash, cash equivalents	5,868
Short-term investment	1,616
Accounts receivable, net	19,260
Advances to suppliers	6,872
Other current assets	973
Total current assets	34,589

Non-current assets:
Restricted cash, non-current	5,000
Property and equipment, net	271
Operating lease right-of-use assets	60
Deferred tax assets	511
Total non-current assets	5,842
Total Assets	40,431

Liabilities and shareholder’s deficit
Accounts payable	12,590
Taxes payable	910
Operating lease liabilities	41
Accrued expenses and other current liabilities	11,454
Total current liabilities	24,995
Non-current liabilities:
Operating lease liabilities, non-current	—
Total liabilities	24,995
Net tangible assets	15,436

(2)	Immediately prior to the consummation of the acquisition of Alpha Mind, the Company was a shell company as defined in Rule 12b-2 under the Exchange Act and was subject to delisting risk. As a result of the consummation of the acquisition of Alpha Mind, we ceased to be a shell company on December 28, 2023 and that’s the main reason we paid $180,000 (equivalent to RMB 1,299,654) of which $177,862 (equivalent to RMB 1,284,218) was attribute to goodwill.

Changes in the carrying amount of goodwill for the years ended September 30, 2024 was as follows:

Acquisition of Alpha Mind
Balance as of December 28, 2023	1,284,218
Goodwill allowance	(574,978)
Balance as of September 30, 2024	709,240

(3)	Total purchase consideration is $180,000, at exchange rate of 1 USD/RMB=7.2203